Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 77,187	$ 110,967
Allowance for credit losses	(21,144)	(25,348)
Accounts receivable, net	$ 56,043	$ 85,619